Average Annual Total Returns - Transamerica BlackRock Global Real Estate Securities VP	Initial 1 Year	Initial 5 Years	Initial 10 Years	Initial Inception Date	Service 1 Year	Service 5 Years	Service 10 Years	Service Inception Date	S&P Developed Property Net Total Return Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P Developed Property Net Total Return Index (reflects no deduction for fees, expenses or taxes) 5 Years	S&P Developed Property Net Total Return Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	(0.31%)	4.68%	5.70%	May 01, 1998	(0.51%)	4.43%	5.45%	May 01, 2003	(7.07%)	4.27%	5.88%